Schedule of investments
Delaware Strategic Income II Fund
December 31, 2020 (Unaudited)
	Principal amount	Value (US $)
Agency Collateralized Mortgage Obligations — 8.57%
Fannie Mae Connecticut Avenue Securities Series 2018-C05 1M2 2.498% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,062,795	$1,064,144
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-HQA1 M2 2.448% (LIBOR01M + 2.30%) 9/25/30 •	1,065,472	1,061,422
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.198% (LIBOR01M + 2.05%) 11/25/49 #, •	1,338,880	1,334,932
Series 2020-DNA2 M2 144A 1.998% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	2,000,000	1,987,727
Series 2020-HQA2 M2 144A 3.248% (LIBOR01M + 3.10%) 3/25/50 #, •	2,500,000	2,517,189
Total Agency Collateralized Mortgage Obligations (cost $7,988,269)		7,965,414

Convertible Bonds — 1.96%
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	1,079,000	998,075
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	1,046,000	827,669
Total Convertible Bonds (cost $1,764,820)		1,825,744

Corporate Bonds — 61.14%
Banking — 9.56%
Banco Mercantil del Norte 144A 8.375% #, μ, ψ	500,000	597,630
Banistmo 144A 4.25% 7/31/27 #	800,000	860,480
	Principal amount	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	490,000	$506,660
Bank of America 5.125% μ, ψ	510,000	539,617
Bank of New York Mellon 4.70% μ, ψ	120,000	132,636
BBVA Bancomer 144A 6.75% 9/30/22 #	667,000	721,694
Citizens Financial Group 5.65% μ, ψ	85,000	95,642
Credit Suisse Group 144A 6.25% #, μ, ψ	1,050,000	1,151,654
Deutsche Bank 3.547% 9/18/31 μ	150,000	163,003
JPMorgan Chase & Co. 5.00% μ, ψ	255,000	268,487
Natwest Group 8.625% μ, ψ	1,150,000	1,196,149
Popular 6.125% 9/14/23	1,301,000	1,409,822
Truist Financial 4.95% μ, ψ	120,000	132,301
UBS Group 6.875% μ, ψ	565,000	571,721
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	550,000	541,750
		8,889,246
Basic Industry — 8.67%
AngloGold Ashanti Holdings 3.75% 10/1/30	500,000	538,233
Avient 144A 5.75% 5/15/25 #	84,000	89,355
CSN Inova Ventures 144A 6.75% 1/28/28 #	655,000	710,020
First Quantum Minerals
144A 6.875% 10/15/27 #	800,000	869,000
144A 7.50% 4/1/25 #	200,000	208,500

Freeport-McMoRan 5.45% 3/15/43	1,626,000	2,027,394
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	568,000	691,540
GUSAP III 144A 4.25% 1/21/30 #	1,180,000	1,318,662
Hudbay Minerals 144A 7.625% 1/15/25 #	393,000	408,965
Methanex 5.25% 12/15/29	665,000	721,921
Metinvest 144A 7.65% 10/1/27 #	260,000	285,350

NQ-QSV [12/20] 2/21 (1512190)    1

Schedule of investments
Delaware Strategic Income II Fund (Unaudited)
	Principal amount	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

PowerTeam Services 144A 9.033% 12/4/25 #	170,000	$189,569
		8,058,509
Brokerage — 1.64%
Charles Schwab 5.375% μ, ψ	90,000	100,462
Jefferies Group 6.50% 1/20/43	1,035,000	1,423,598
		1,524,060
Capital Goods — 3.36%
Boise Cascade 144A 4.875% 7/1/30 #	156,000	169,163
General Electric 3.625% 5/1/30	280,000	320,218
GFL Environmental 144A 3.75% 8/1/25 #	54,000	55,181
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	565,000	586,840
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	160,000	163,390
Reynolds Group Issuer 144A 4.00% 10/15/27 #	360,000	369,450
Spirit AeroSystems 144A 5.50% 1/15/25 #	450,000	475,267
Standard Industries
144A 3.375% 1/15/31 #	94,000	94,588
144A 5.00% 2/15/27 #	19,000	19,891

TransDigm 144A 6.25% 3/15/26 #	165,000	175,932
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	500,000	557,500
WESCO Distribution 144A 7.25% 6/15/28 #	115,000	130,950
		3,118,370
Communications — 5.43%
Altice Financing 144A 5.00% 1/15/28 #	635,000	651,478
Altice France Holding 144A 6.00% 2/15/28 #	515,000	522,511
Charter Communications Operating 4.80% 3/1/50	90,000	107,566
Clear Channel Worldwide Holdings 9.25% 2/15/24	255,000	258,852
		Principal amount	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Frontier Communications 144A 5.875% 10/15/27 #		100,000	$108,312
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #		340,000	366,350
Nexstar Broadcasting 144A 4.75% 11/1/28 #		170,000	178,181
Sprint 7.875% 9/15/23		570,000	660,658
Terrier Media Buyer 144A 8.875% 12/15/27 #		290,000	320,269
Time Warner Cable 7.30% 7/1/38		480,000	712,156
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		545,000	580,809
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		200,000	204,828
Windstream Escrow 144A 7.75% 8/15/28 #		370,000	373,284
			5,045,254
Consumer Cyclical — 7.16%
Allison Transmission 144A 5.875% 6/1/29 #		495,000	548,888
Caesars Entertainment 144A 6.25% 7/1/25 #		130,000	138,613
Carnival 144A 7.625% 3/1/26 #		267,000	291,394
Ford Motor Credit 4.542% 8/1/26		200,000	213,750
Future Retail 144A 5.60% 1/22/25 #		630,000	533,138
General Motors Financial 5.70% μ, ψ		55,000	60,775
HTA Group 144A 7.00% 12/18/25 #		540,000	584,226
JSM Global 144A 4.75% 10/20/30 #		500,000	539,068
L Brands 144A 9.375% 7/1/25 #		330,000	406,313
M/I Homes 5.625% 8/1/25		644,000	672,107
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #		550,000	563,406
MGM Resorts International 4.75% 10/15/28		100,000	107,375
Prime Security Services Borrower 144A 5.75% 4/15/26 #		991,000	1,086,384
Schaeffler 2.875% 3/26/27	EUR	230,000	300,193

2    NQ-QSV [12/20] 2/21 (1512190)

(Unaudited)
		Principal amount	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Scientific Games International 144A 8.25% 3/15/26 #		480,000	$518,066
Six Flags Entertainment 144A 4.875% 7/31/24 #		95,000	95,429
			6,659,125
Consumer Non-Cyclical — 4.10%
Aramark Services 144A 5.00% 2/1/28 #		105,000	110,775
Bausch Health
144A 5.50% 11/1/25 #		120,000	124,475
144A 6.25% 2/15/29 #		134,000	145,750
Encompass Health
4.50% 2/1/28		70,000	73,268
4.75% 2/1/30		49,000	52,574

Energizer Holdings 144A 4.375% 3/31/29 #		103,000	106,813
MHP 144A 6.95% 4/3/26 #		566,000	624,326
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #		440,000	465,025
Pilgrim's Pride 144A 5.875% 9/30/27 #		113,000	122,702
Post Holdings 144A 4.625% 4/15/30 #		70,000	73,725
Rede D'or Finance 144A 4.50% 1/22/30 #		765,000	799,043
Tenet Healthcare
5.125% 5/1/25		180,000	183,733
144A 6.125% 10/1/28 #		105,000	109,781
6.875% 11/15/31		270,000	285,811

Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #		490,000	531,562
			3,809,363
Energy — 9.25%
CNX Resources 144A 6.00% 1/15/29 #		475,000	487,521
Electricite de France 3.00% μ, ψ	EUR	200,000	260,810
Energy Transfer Operating 7.125% μ, ψ		545,000	519,112
Enterprise Products Operating 3.20% 2/15/52		320,000	326,333
Galaxy Pipeline Assets Bidco 144A 2.625% 3/31/36 #		485,000	504,379
	Principal amount	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Grupo Energia Bogota 144A 4.875% 5/15/30 #	300,000	$353,625
KazMunayGas National JSC 144A 6.375% 10/24/48 #	459,000	661,398
KazTransGas JSC 144A 4.375% 9/26/27 #	570,000	656,896
Lukoil Securities 144A 3.875% 5/6/30 #	620,000	671,541
Marathon Oil 4.40% 7/15/27	795,000	883,910
MPLX
4.70% 4/15/48	65,000	77,211
5.50% 2/15/49	230,000	302,880

Murphy Oil 5.875% 12/1/27	245,000	241,555
NuStar Logistics 6.375% 10/1/30	90,000	102,121
Oleoducto Central 144A 4.00% 7/14/27 #	530,000	575,850
PDC Energy 5.75% 5/15/26	310,000	320,656
Petrobras Global Finance 5.093% 1/15/30	410,000	458,688
Petroleos Mexicanos 6.50% 1/23/29	563,000	582,992
Pioneer Natural Resources 1.90% 8/15/30	130,000	128,870
Southwestern Energy 7.75% 10/1/27	445,000	481,301
		8,597,649
Finance Companies — 0.63%
Aviation Capital Group 144A 5.50% 12/15/24 #	525,000	581,622
		581,622
Insurance — 2.59%
AssuredPartners 144A 7.00% 8/15/25 #	674,000	700,667
Brighthouse Financial
4.70% 6/22/47	250,000	264,281
5.625% 5/15/30	70,000	86,531

HUB International 144A 7.00% 5/1/26 #	514,000	538,053
MetLife 3.85% μ, ψ	130,000	137,475
USI 144A 6.875% 5/1/25 #	665,000	683,696
		2,410,703

NQ-QSV [12/20] 2/21 (1512190)    3

Schedule of investments
Delaware Strategic Income II Fund (Unaudited)
		Principal amount	Value (US $)

Corporate Bonds (continued)
Natural Gas — 0.10%
Sempra Energy 4.875% μ, ψ		85,000	$91,056
			91,056
Real Estate — 1.18%
Aroundtown 2.00% 11/2/26	EUR	400,000	533,011
Iron Mountain 144A 5.25% 7/15/30 #		525,000	567,656
			1,100,667
Technology — 1.58%
Black Knight InfoServ 144A 3.625% 9/1/28 #		94,000	96,350
CommScope Technologies 144A 5.00% 3/15/27 #		1,270,000	1,259,682
Gartner 144A 3.75% 10/1/30 #		105,000	110,381
			1,466,413
Transportation — 3.70%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		625,000	251,563
ASG Finance Designated Activity 144A 7.875% 12/3/24 #		645,000	557,925
Delta Air Lines
144A 7.00% 5/1/25 #		1,020,000	1,178,321
7.375% 1/15/26		132,000	150,880

Mileage Plus Holdings 144A 6.50% 6/20/27 #		450,000	484,594
Rutas 2 and 7 Finance 144A 2.932% 9/30/36 #, ^		705,000	532,275
Southwest Airlines
5.125% 6/15/27		160,000	190,474
5.25% 5/4/25		80,000	92,707
			3,438,739
Utilities — 2.19%
Calpine
144A 5.00% 2/1/31 #		105,000	109,883
144A 5.125% 3/15/28 #		201,000	211,730
144A 5.25% 6/1/26 #		549,000	568,764

Duke Energy 4.875% μ, ψ		410,000	444,985
Pacific Gas and Electric 3.30% 8/1/40		68,000	67,950
PG&E 5.25% 7/1/30		415,000	457,019
	Principal amount	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Vistra Operations 144A 5.50% 9/1/26 #	165,000	$172,169
		2,032,500
Total Corporate Bonds (cost $53,051,422)		56,823,276

Non-Agency Asset-Backed Securities — 1.65%
Hardee's Funding Series 2020-1A A2 144A 3.981% 12/20/50 #	1,500,000	1,537,605
Total Non-Agency Asset-Backed Securities (cost $1,500,000)		1,537,605

Non-Agency Collateralized Mortgage Obligations — 10.35%
Connecticut Avenue Securities Trust
Series 2019-R07 1M2 144A 2.248% (LIBOR01M + 2.10%) 10/25/39 #, •	1,242,696	1,238,600
Series 2020-R01 1M2 144A 2.198% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, •	1,500,000	1,492,051

JPMorgan Mortgage Trust Series 2020-2 A3 144A 3.50% 7/25/50 #, •	1,251,883	1,293,385
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.914% 4/25/44 #, •	1,172,151	1,213,264
Series 2017-5 B2 144A 3.821% 8/25/47 #, •	1,377,791	1,451,824
Series 2017-6 B2 144A 3.747% 9/25/47 #, •	1,378,919	1,460,279
Series 2017-7 B2 144A 3.737% 10/25/47 #, •	1,383,689	1,466,316
Total Non-Agency Collateralized Mortgage Obligations (cost $9,545,014)		9,615,719

4    NQ-QSV [12/20] 2/21 (1512190)

(Unaudited)
	Principal amount	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 1.13%
DB-JPM Mortgage Trust Series 2016-C1 B 4.195% 5/10/49 •	1,000,000	$1,052,214
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,077,344)		1,052,214

Loan Agreements — 4.67%
Acrisure Tranche B 3.646% (LIBOR01M + 3.50%) 2/15/27 •	222,904	219,505
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	325,000	327,641
AssuredPartners 3.646% (LIBOR01M + 3.50%) 2/12/27 •	335,675	331,339
AthenaHealth Tranche B 1st Lien 4.65% (LIBOR01M + 4.50%) 2/11/26 •	335,729	336,288
Blue Ribbon 1st Lien 5.00% (LIBOR02M + 4.00%) 11/15/21 •	150,000	142,375
Buckeye Partners 2.897% (LIBOR01M + 2.75%) 11/1/26 •	220,980	221,026
BWay Holding 3.479% (LIBOR03M + 3.25%) 4/3/24 •	207,315	201,095
Connect US Finco 5.50% (LIBOR01M + 4.50%) 12/12/26 •	208,425	209,597
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	475,000	479,750
Gentiva Health Services Tranche B 3.438% (LIBOR01M + 3.25%) 7/2/25 •	246,773	246,362
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	150,000	149,400
Grupo Aeromexico Sociedad Anonima Bursatil de Capital Variable
9.00% (LIBOR03M + 2.00%) 8/19/22 =, •	80,000	80,000
13.50% (LIBOR03M + 12.50%) 8/19/22 =, •	40,743	40,743

	Principal amount	Value (US $)

Loan Agreements (continued)

Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	557,200	$559,290
Informatica 2nd Lien 7.125% 2/25/25 •	77,000	78,636
Stars Group Holdings 3.754% (LIBOR03M + 3.50%) 7/10/25 •	94,553	94,993
Terrier Media Buyer 4.396% (LIBOR01M + 4.25%) 12/17/26 •	37,620	37,677
Ultimate Software Group 1st Lien 3.896% (LIBOR01M + 3.75%) 5/4/26 •	311,873	312,185
Verscend Holding Tranche B 4.646% (LIBOR01M + 4.50%) 8/27/25 •	271,526	271,934
Total Loan Agreements (cost $4,293,695)		4,339,836

Sovereign Bonds — 7.15%
Brazil — 0.63%
Brazilian Government International Bond 4.75% 1/14/50	550,000	589,944
		589,944
Egypt — 1.30%
Egypt Government International Bond
144A 5.75% 5/29/24 #	517,000	554,731
144A 7.60% 3/1/29 #	564,000	650,021
		1,204,752
El Salvador — 0.60%
El Salvador Government International Bond 144A 7.65% 6/15/35 #	584,000	556,260
		556,260
Honduras — 0.56%
Honduras Government International Bond 144A 5.625% 6/24/30 #	456,000	523,260
		523,260
Ivory Coast — 0.70%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	574,000	648,332
		648,332

NQ-QSV [12/20] 2/21 (1512190)    5

Schedule of investments
Delaware Strategic Income II Fund (Unaudited)
	Principal amount	Value (US $)

Sovereign Bonds (continued)
Mongolia — 0.74%
Mongolia Government International Bond 144A 5.625% 5/1/23 #	647,000	$684,202
		684,202
Paraguay — 0.65%
Paraguay Government International Bond 144A 4.95% 4/28/31 #	500,000	606,875
		606,875
Peru — 0.56%
Peruvian Government International Bond 144A 5.35% 8/12/40 #	1,794,000	516,122
		516,122
Senegal — 0.67%
Senegal Government International Bond 144A 6.75% 3/13/48 #	564,000	622,187
		622,187
Uzbekistan — 0.74%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	636,000	692,356
		692,356
Total Sovereign Bonds (cost $6,001,980)		6,644,290

Supranational Banks — 0.71%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	605,000	656,709
Total Supranational Banks (cost $636,460)		656,709
	Number of shares
Preferred Stock — 0.35%
Morgan Stanley 4.047% ((LIBOR03M + 3.81%)) •	325,000	323,469
Total Preferred Stock (cost $330,242)		323,469
	Principal amount	Value (US $)
Unknown Security Type — 0.15%
Grupo Aeromexico Sociedad Anonima Bursatil de Capital Variable 13.50% 8/19/22	146,185	$146,185
Total Unknown Security Type (cost $146,185)		146,185
	Number of shares
Short-Term Investments — 1.54%
Money Market Mutual Funds — 1.54%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	357,630	357,630
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	357,630	357,630
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	357,630	357,630
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	357,630	357,630
Total Short-Term Investments (cost $1,430,520)		1,430,520

Total Value of Securities—99.37% (cost $87,765,951)		92,360,981

6    NQ-QSV [12/20] 2/21 (1512190)

(Unaudited)
Value (US $)

Receivables and Other Assets Net of Liabilities—0.63%	581,637
Net Assets Applicable to 9,429,088 Shares Outstanding—100.00%	$92,942,618
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $59,452,923, which represents 63.97% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment were outstanding at December 31, 2020:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Grupo Aeromexico Sociedad Anonima Bursatil de Capital Variable 13.50% 8/19/22	$146,185	$146,185	$146,185	$—
The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TD	EUR	(905,000)	USD	1,076,914	1/15/21	$—	$(29,112)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
15	US Treasury 10 yr Ultra Notes	$2,345,391	$2,352,811	3/22/21	$(7,420)	$(10,701)
(7)	US Treasury 10 yr Notes	(966,547)	(965,436)	3/22/21	(1,111)	(345)
Total Futures Contracts			$1,387,375		$(8,531)	$(11,046)
NQ-QSV [12/20] 2/21 (1512190)    7

Schedule of investments
Delaware Strategic Income II Fund (Unaudited)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
TD – TD Bank
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
8    NQ-QSV [12/20] 2/21 (1512190)